RESTRICTED NET ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
RESTRICTED NET ASSETS
Minimum percentage of after-tax profits appropriated to the general reserve fund	10.00%	10.00%
Maximum percentage of after-tax profits appropriated to the general reserve fund	50.00%	50.00%
Statutory reserves allocated	¥ 2,617	$ 411	¥ 603	¥ 421
Appropriation to other reserve funds	0		0	¥ 0
Restricted net assets of PRC subsidiaries and the VIE	¥ 6,606,949		¥ 8,512,475		$ 1,036,775